Financial risk management (Tables)	12 Months Ended
Apr. 30, 2025
Financial Risk Management
Schedule of maximum exposure to credit risk by credit risk rating categories

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

April 30, 2025	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			SGD	SGD	SGD	USD
Trade receivables	II Note 1	Lifetime ECL (Simplified)	996,732	(49,855)	946,877	725,353
Contract assets	II Note 1	Lifetime ECL (Simplified)	4,210,736	(18,117)	4,192,619	3,211,750
Other receivables (excluded prepayments)	III Note 2	Lifetime ECL (Simplified)	741,461	(398,607)	342,854	262,643
Cash and cash equivalents	I Note 3	12-month ECL	759,891	-	759,891	582,113
				(466,579)

April 30, 2024	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			SGD	SGD	SGD	USD
Trade receivables	II Note 1	Lifetime ECL (Simplified)	1,484,757	(59,582)	1,425,175	1,045,155
Contract assets	II Note 1	Lifetime ECL (Simplified)	3,422,121	(3,303)	3,418,818	2,507,201
Other receivables (excluded prepayments)	III Note 2	Lifetime ECL (Simplified)	732,156	(398,607)	333,549	244,610
Cash and cash equivalents	I Note 3	12-month ECL	1,868,461	-	1,868,461	1,370,241
				(461,492)

Schedule of credit risk profile of trade receivables on their past due status in terms

April 30, 2025	Trade receivables and contract assets	ECL	Trade receivables and contract assets, net	Trade receivables and contract assets, net
	SGD	SGD	SGD	USD
Not past due	4,392,285	(20,538)	4,371,747	3,348,970
< 30 days	715,879	(10,902)	704,977	540,047
31 days to 60 days	36,483	(989)	35,494	27,190
61 days to 90 days	47,718	(20,440)	27,278	20,896
91 days to 120 days	-	-	-	-
>120 days	15,103	(15,103)	-	-
	5,207,468	(67,972)	5,139,496	3,937,103

April 30, 2024	Trade receivables and contract assets	ECL	Trade receivables and contract assets, net	Trade receivables and contract assets, net
	SGD	SGD	SGD	USD
Not past due	4,407,717	(4,252)	4,403,465	3,229,294
< 30 days	411,649	(26,995)	384,654	282,087
31 days to 60 days	54,065	(7,899)	46,166	33,856
61 days to 90 days	-	-	-	-
91 days to 120 days	-	-	-	-
>120 days	33,447	(23,739)	9,708	7,119
	4,906,878	(62,885)	4,843,993	3,552,356

Contract assets that are not past due make up majority of the receivables.

Subsequent to the financial year ended April 30, 2025:

-	More than 98% of trade receivables were collected.

-	Except for those retention receivables which monies will only be released upon the expiry of the defect liability period as specified in the contracts, more than 70% of the contract assets have been billed and collected.

Schedule of financial instruments by remaining contractual maturities

The table below summarizes the maturity profile of the Group’s financial liabilities at the end of reporting year based on contractual undiscounted repayments obligations:

	Carrying value	Contractual cash flows	Within 1 year	Within 2 to 5 years	After 5 years
	SGD	SGD	SGD	SGD	SGD
April 30, 2025
Trade and other payables (excluded GST payables)	5,248,011	5,248,011	5,248,011	-	-
Borrowings	2,336,864	2,764,287	614,056	1,408,360	741,871
Total	7,584,875	8,012,298	5,862,067	1,408,360	741,871

April 30, 2024
Trade and other payables (excluded GST payables)	3,794,636	3,794,636	3,794,636	-	-
Borrowings	1,648,029	1,949,132	499,592	652,574	796,966
Total	5,442,665	5,743,768	4,294,228	652,574	796,966

Schedule of exposure to foreign currency risk

At the end of each reporting year, the Group’s exposure to foreign currency risk is as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Financial assets
Financial assets at fair value through profit or loss	439,817	440,888	337,742
Cash and cash equivalents	8,861	3,397	2,602
	448,678	444,285	340,344
Financial liabilities
Borrowings	317,076	347,400	266,126
	317,076	347,400	266,126
Net exposure	131,602	96,885	74,218

Schedule of increase/(decrease) profit or loss that all other variables remain constant

A 1% (2024: 1%) strengthening/weakening of Singapore Dollar against the foreign currency denominated balances as at the end of the reporting year would increase/(decrease) profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss
	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
USD against SGD
- Strengthened	254	1,316	969	742
- Weakened	(254)	(1,316)	(969)	(742)